Trade and other payables (Tables)	12 Months Ended
Aug. 31, 2020
Trade and other payables
Schedule of trade and other payables

	2020	2019
	$	$
Trade payable	590,495	346,683
Government remittances	7,706	4,086
Salaries and vacation payable	41,636	25,534
	639,837	376,303